Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019
Revenues
Licensing (Note 3)	$ 328,781	$ 217,265	$ 1,102,075	$ 881,512
Up-front fees (Note 3)	0	1,472,676	0	2,366,485
Revenues	328,781	1,689,941	1,102,075	3,247,997
Cost of goods sold	0	0	0	33,068
Gross margin	328,781	1,689,941	1,102,075	3,214,929
Expenses
Research and development	842,846	1,625,353	2,426,017	5,412,653
Selling, general and administrative	513,121	1,298,029	1,584,584	3,981,285
Depreciation (Note 4)	102,254	126,872	307,376	378,932
Expenses	1,458,221	3,050,254	4,317,977	9,772,870
Loss from operations	(1,129,440)	(1,360,313)	(3,215,902)	(6,557,941)
Net foreign exchange (loss) gain	(189,538)	(23,767)	(144,684)	(10,138)
Interest income	0	11	0	865
Interest expense	133,137	55,720	887,335	169,822
Financing cost	0	(14,536)	0	(14,536)
Other income (Note 12)	2,500,000	0	2,500,000	0
Loss on disposal of asset	(20,944)	0	(20,944)	0
Net income (loss) and comprehensive income (loss)	$ 1,026,941	$ (1,454,325)	$ (1,768,865)	$ (6,751,572)
Loss per common share, basic	$ 0.04	$ (0.07)	$ (0.08)	$ (0.32)
Loss per common share, diluted	$ 0.04	$ (0.07)	$ (0.08)	$ (0.32)
Weighted average number of common shares outstanding, basic	23,678,105	22,081,275	23,523,512	21,411,017
Weighted average number of common shares outstanding, diluted	25,761,438	22,081,275	23,523,512	21,411,017